CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Feb. 28, 2014	$ 259,996,401	$ 78,204	$ 79,531	$ 92,664,436	$ 15,015,824	$ 144,311,994	$ 7,846,412	$ 259,996,401	$ 0
Balance (in shares) at Feb. 28, 2014		78,204,146	79,531,000
Conversion of Class B common shares to Class A common shares	0	$ 8,075	$ (8,075)	0	0	0	0	0	0
Conversion of Class B common shares to Class A common shares (in shares)		8,075,000	(8,075,000)
Net income	67,144,021	$ 0	$ 0	0	0	67,156,575	0	67,156,575	(12,554)
Provision for statutory reserve	0	0	0	0	3,945,803	(3,945,803)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(5,738,613)	$ 2,093	$ 0	(5,740,706)	0	0	0	(5,738,613)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		2,092,730	0
Share-based compensation	18,441,076	$ 0	$ 0	18,441,076	0	0	0	18,441,076	0
Foreign currency translation adjustment	(5,027,486)	0	0	0	0	0	(5,026,464)	(5,026,464)	(1,022)
Cost of Capped Call Transactions	(22,885,000)	0	0	(22,885,000)	0	0	0	(22,885,000)	0
Net unrealized gains on available-for-sale investments, net of tax effect	1,348,600	0	0	0	0	0	1,348,600	1,348,600	0
Addition of noncontrolling interest in connection with business acquisitions	291,817	0	0	0	0	0	0	0	291,817
Balance at Feb. 28, 2015	313,570,816	$ 88,372	$ 71,456	82,479,806	18,961,627	207,522,766	4,168,548	313,292,575	278,241
Balance (in shares) at Feb. 28, 2015		88,371,876	71,456,000
Conversion of Class B common shares to Class A common shares (in shares)		0
Net income	102,756,200	$ 0	$ 0	0	0	102,878,518	0	102,878,518	(122,318)
Provision for statutory reserve	0	0	0	0	4,020,273	(4,020,273)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(9,436,440)	$ 1,420	$ 0	(9,437,860)	0	0	0	(9,436,440)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,419,484	0
Share-based compensation	25,847,497	$ 0	$ 0	25,847,497	0	0	0	25,847,497	0
Exercise of share options	645,989	$ 40		645,949	0	0	0	645,989	0
Exercise of share options (in shares)		40,136
Foreign currency translation adjustment	(15,692,855)	$ 0	0	0	0	0	(15,695,031)	(15,695,031)	2,176
Net unrealized gains on available-for-sale investments, net of tax effect	10,576,836	0	0	0	0	0	10,576,836	10,576,836	0
Issuance of common shares in connection with a business acquisition	8,869,959	$ 478	$ 0	8,869,481	0	0	0	8,869,959	0
Issuance of common shares in connection with a business acquisition (in shares)		478,036	0
Addition of noncontrolling interest in connection with business acquisitions	3,599,485	$ 0	$ 0	0	0	0	0	0	3,599,485
Balance at Feb. 29, 2016	440,737,487	$ 90,310	$ 71,456	108,404,873	22,981,900	306,381,011	(949,647)	436,979,903	3,757,584
Balance (in shares) at Feb. 29, 2016		90,309,532	71,456,000
Conversion of Class B common shares to Class A common shares (in shares)		0
Net income	112,489,844	$ 0	$ 0	0	0	116,880,012	0	116,880,012	(4,390,168)
Provision for statutory reserve	0	0	0	0	5,425,521	(5,425,521)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(19,463,487)	$ 1,727	$ 0	(19,465,214)	0	0	0	(19,463,487)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,726,874	0
Share-based compensation	36,115,200	$ 0	$ 0	36,115,200	0	0	0	36,115,200	0
Exercise of share options	1,673,801	$ 104		1,673,697	0	0	0	1,673,801	0
Exercise of share options (in shares)		103,888
Foreign currency translation adjustment	(19,864,289)	$ 0	0	0	0	0	(18,641,518)	(18,641,518)	(1,222,771)
Net unrealized gains on available-for-sale investments, net of tax effect	75,460,297	0	0	0	0	0	75,460,297	75,460,297	0
Conversion of convertible bond to Class A common shares	4,500,920	$ 342	$ 0	4,500,578	0	0	0	4,500,920	0
Conversion of convertible bond to Class A common shares (in shares)		342,462	0
Issuance of common shares in connection with a business acquisition	65,757,678	$ 648	$ 0	17,022,573	0	0	0	17,023,221	48,734,457
Issuance of common shares in connection with a business acquisition (in shares)		647,859	0
Purchase of noncontrolling interest of consolidated subsidiaries	(16,543,120)	$ 0	$ 0	(6,283,443)	0	0	0	(6,283,443)	(10,259,677)
Balance at Feb. 28, 2017	$ 680,864,331	$ 93,131	$ 71,456	$ 141,968,264	$ 28,407,421	$ 417,835,502	$ 55,869,132	$ 644,244,906	$ 36,619,425
Balance (in shares) at Feb. 28, 2017		93,130,615	71,456,000